Statement of Stockholders' Deficit (USD $)	Total	Common Stock [Member]	Accumulated Deficit during Development Stage [Member]
Balance at Jan. 22, 2014	$ 0	$ 0	$ 0
Balance (in shares) at Jan. 22, 2014		0
Common stock issued for cash at $0.0001 per share on March 13, 2012	900	900
Common stock issued for cash at $0.0001 per share on March 13, 2012 (in shares)		9,000,000
Net loss	(14,741)		(14,741)
Balance at Feb. 28, 2014	$ (13,841)	$ 900	$ (14,741)
Balance (in shares) at Feb. 28, 2014		9,000,000